Sep. 03, 2024
Hull Tactical US ETF
Hull Tactical US ETF TICKER – HTUS

Effective immediately, the prospectus and SAI of the Hull Tactical US ETF (the “Fund”), a series of the Trust, is amended as set forth below.

Prospectus

The seventh sentence of the first paragraph in the section titled “Principal Investment Strategies” on page 2 of the Fund’s Prospectus is deleted and replaced with the following:

The Adviser routinely evaluates the performance and impact of each model on the Fund with the goal of outperforming the benchmark S&P 500® without excess volatility.

As a result of the Adviser’s determination not to use leveraged and inverse ETFs to implement the Fund’s principal investment strategy, the four bullet points included under the second paragraph in the section titled “Principal Investment Strategies” on page 2 of the Fund’s Prospectus are deleted and replaced with the following three bullet points:

●	entering into futures contracts on the S&P 500®;

●	buying or selling (writing) put or call options on the S&P 500® Index-related ETFs (together, “S&P 500® Options”); or

●	taking long positions or short positions, including through short sales, in one or more pooled investment vehicles designed to provide exposure to an index that measures the returns of a portfolio of monthly VIX futures contracts with a weighted average of one month to expiration.

The first sentence of the fifth paragraph in the section titled “Principal Investment Strategies” on page 2 of the Fund’s Prospectus is deleted and replaced with the following:

During periods when the Fund’s assets (or portion thereof) are not fully invested in accordance with the above, all or a portion of the Fund may be invested in ETFs whose strategy or investment objective is to attain price and yield performance similar to short-term U.S. Treasury obligations and/or cash instruments, which for this purpose include U.S. Treasury obligations; cash and cash equivalents including commercial paper, certificates of deposit and bankers’ acceptances; repurchase agreements; shares of money market mutual funds; and high-quality, short-term debt instruments including, in addition to U.S. Treasury obligations, other U.S. government securities (collectively, “Cash Instruments”).

In addition, the ninth paragraph in the section titled “Principal Investment Strategies” on page 2 of the Fund’s Prospectus is revised to remove reference to leveraged and inverse ETFs as follows:

In pursuing its investment objective, the Fund does not seek performance that is a specific multiple or inverse, or inverse multiple of the S&P 500®.

The Principal Investment Risks in the Fund’s Prospectus are revised to delete Underlying Leveraged and Inverse ETF Risk which is detailed on pages 7 and 15.

In addition, the section titled “Additional Principal Risk Information” is revised with respect to Leveraging Risk on page 12 in the Fund’s Prospectus as follows:

Leveraging Risk. The Fund may engage in transactions and purchase instruments that give rise to forms of leverage, including reverse repurchase agreements and other borrowings, futures contracts and short sales. To the extent that the Fund invests in ETFs, the Fund will indirectly be subject to leveraging risk. The greater the investment in instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, forward commitment transactions or short sales. The use of leverage may also cause the Fund or an ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund or an ETF, for any reason, is unable to close out the transaction. In addition, to the extent that the Fund or an ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the fund’s investment income, resulting in greater losses. The value of a leveraged fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that a fund’s investment strategies involve consistently applied leverage.

Supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2024